ORGANIZATION (Details Narrative)						1 Months Ended	3 Months Ended			9 Months Ended			12 Months Ended
	Jun. 10, 2022 EUR (€)	Dec. 02, 2021	Oct. 31, 2021 USD ($)	Jun. 02, 2021 USD ($)	Jun. 02, 2021 GBP (£)	Feb. 17, 2022 GBP (£) shares	Dec. 31, 2022 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2022 EUR (€)	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Jun. 30, 2022
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Professional fees | $								$ 87,145	$ 84,105	$ 255,154		$ 84,105	$ 88,767
Royalty rate				5.00%	5.00%
Debt Instrument, Fee						20,000
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture | shares						160,000,000
Royalty Rate Payable Percentage						5.00%
Proceeds from service awarded	€ 50,000						$ 9,439	$ 40,103		$ 49,542	€ 50,000
ARiCON, LLC [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Equity Method Investment, Ownership Percentage													51.00%		51.00%
License Of Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt Instrument, Fee		20,000				27,247
License One [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Royalty expense					£ 5,000	£ 5,000
License Two [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Royalty expense					3,000	3,000
License Three [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Royalty expense					1,000	£ 1,000
License Agreement Terms [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Professional fees			$ 55,713	$ 79,256	54,807
Long-term purchase commitment, amount					20,000
License Agreement Terms [Member] | Patents [Member] | Americas [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Finite lived intangible assets translation					10,000
License Agreement Terms [Member] | Patents [Member] | European Union [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Finite lived intangible assets translation					10,000
License Agreement Terms [Member] | License [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Revenues					50,000
License Agreement Terms [Member] | License [Member] | Maximum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Revenues				$ 1,000,000	£ 1,000,000